Summary of Significant Accounting Policies - Cash and cash equivalents at carrying value (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Aug. 16, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 140,205	$ 715,580	$ 0
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statement of Cash Flows	$ 140,205	715,580
SUNLIGHT FINANCIAL LLC
Cash and cash equivalents		49,583,000		$ 47,341,000
Restricted cash and cash equivalents		3,122,000		4,315,000
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statement of Cash Flows		$ 52,705,000		$ 51,656,000	$ 33,237,000